LAWSUITS AND LITIGATIONS (Narrative) (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2018 ILS (₪) Claims	Nov. 12, 2015 ILS (₪)	Apr. 03, 2012 ILS (₪)	Sep. 07, 2010 ILS (₪)
Disclosure of contingent liabilities [line items]
Percentage of provision indemnification by cellular operators	100.00%
Lawsuit provisions [Member]
Disclosure of contingent liabilities [line items]
Total provision recorded	₪ 62.0
Litigation claim amount		₪ 116.0
Agreement claims [Member]
Disclosure of contingent liabilities [line items]
Litigation claim amount	56.0	₪ 64.0		₪ 405.0
Additional litigation claim amount	₪ 358.0
Number of claims | Claims	47
Alleged breach of license, Telecom law [Member]
Disclosure of contingent liabilities [line items]
Litigation claim amount			₪ 22.0
Consumer claims [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	3
Employees and suppliers claims [Member]
Disclosure of contingent liabilities [line items]
Civil lawsuit amount	₪ 100.0
Employees and other claims [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	1